Operating segments (Tables)	6 Months Ended
Jun. 30, 2020
Operating segments
Summary of Segment EBITDA

(in thousands of Russian Roubles)

	For the three months ended June 30, 2020
		Other	Total
	Russia	segments	segments	Unallocated	Eliminations	Total
External revenue	1,421,474	112,361	1,533,835	—	—	1,533,835
Inter-segment revenue	1,427	2,602	4,029	—	(4,029)	—
External expenses	(779,631)	(36,174)	(815,805)	(50,709)	—	(866,514)
Inter-segment expenses	(3,405)	(104)	(3,509)	—	3,509	—
Segment EBITDA	639,865	78,685	718,550	(50,709)	(520)	667,321

(in thousands of Russian Roubles)

	For the three months ended June 30, 2019
		Other	Total
	Russia	segments	segments	Unallocated	Eliminations	Total
External revenue	1,757,736	143,888	1,901,624	—	—	1,901,624
Inter-segment revenue	19	2,778	2,797	—	(2,797)	—
External expenses	(805,630)	(51,309)	(856,939)	(22,104)	—	(879,043)
Inter-segment expenses	(2,764)	(89)	(2,853)	—	2,853	—
Segment EBITDA	949,361	95,268	1,044,629	(22,104)	56	1,022,581

	For the six months ended June 30, 2020
		Other	Total
	Russia	segments	segments	Unallocated	Eliminations	Total
External revenue	3,259,718	264,526	3,524,244	—	—	3,524,244
Inter-segment revenue	2,984	4,921	7,905	—	(7,905)	—
External expenses	(1,693,267)	(78,888)	(1,772,155)	(107,356)	—	(1,879,511)
Inter-segment expenses	(6,225)	(300)	(6,525)	—	6,525	—
Segment EBITDA	1,563,210	190,259	1,753,469	(107,356)	(1,380)	1,644,733

	For the six months ended June 30, 2019
		Other	Total
	Russia	segments	segments	Unallocated	Eliminations	Total
External revenue	3,313,251	266,810	3,580,061	—	—	3,580,061
Inter-segment revenue	38	5,528	5,566	—	(5,566)	—
External expenses	(1,627,928)	(96,094)	(1,724,022)	(31,477)	—	(1,755,499)
Inter-segment expenses	(5,493)	(186)	(5,679)	—	5,679	—
Segment EBITDA	1,679,868	176,058	1,855,926	(31,477)	113	1,824,562

Summary of Reconciliation of Consolidated Profit Before Income Tax to Segment EBITDA

(in thousands of Russian Roubles)

	For the three months ended		For the six months ended
	June 30,		June 30,
	2020	2019	2020	2019
Consolidated profit before income tax	313,974	449,965	957,141	865,494
Adjusted for:
Depreciation and amortization	183,904	168,723	368,310	333,827
Net finance costs (Note 10)	100,052	137,364	199,727	278,987
Net foreign exchange (gain)/loss	(19,455)	13,487	(94,768)	36,128
IPO-related costs	—	142,267	—	188,294
Insurance cover related to the IPO	15,939	22,810	54,772	22,810
Other financing and transactional costs	7,425	—	33,464	—
Management incentive agreement (Note 18)	53,041	88,389	106,547	97,364
Grant of shares to the Board of Directors (including social taxes) (Note 25(b))	6,217	—	12,298	—
Share of loss of equity-accounted investees (net of income tax)	15,202	5,048	24,746	5,048
Restructuring costs	—	—	—	1,541
Income from depository	(8,978)	(4,931)	(17,504)	(4,931)
Other	—	(541)	—	—
Segment EBITDA (as presented to the CODM)	667,321	1,022,581	1,644,733	1,824,562

Summary of Reconciliation of Consolidated Operating Costs and Expenses to Segment External Expenses

(in thousands of Russian Roubles)

	For the three months ended		For the six months ended
	June 30,		June 30,
	2020	2019	2020	2019
Consolidated operating costs and expenses (exclusive of depreciation and amortization)	951,065	1,131,968	2,089,684	2,065,508
Adjusted for:
IPO-related costs	—	(142,267)	—	(188,294)
Insurance cover related to the IPO	(15,939)	(22,810)	(54,772)	(22,810)
Other financing and transactional costs	(7,425)	—	(33,464)	—
Management incentive agreement (Note 18)	(53,041)	(88,389)	(106,547)	(97,364)
Grant of shares to the Board of Directors (including social taxes) (Note 25(b))	(6,217)	—	(12,298)	—
Restructuring costs	—	—	—	(1,541)
Other	(1,929)	541	(3,092)	—
Segment External expenses (as presented to the CODM)	866,514	879,043	1,879,511	1,755,499

Summary of Geographical Information below Analyses the Group's Revenue by Country

(in thousands of Russian Roubles)

	For the three months ended		For the six months ended
	June 30,		June 30,
	2020	2019	2020	2019
Russia	1,408,666	1,741,814	3,231,035	3,282,887
All foreign countries, including:	125,169	159,810	293,209	297,174
Belarus	60,284	87,038	145,688	160,140
Kazakhstan	52,078	56,854	118,839	106,680
Other countries	12,807	15,918	28,682	30,354
	1,533,835	1,901,624	3,524,244	3,580,061